Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
21.	STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors. No preferred stock was issued or outstanding as of December 31, 2012 or 2011.

Common Stock

We are authorized to issue 50,000,000 shares of common stock. Stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Other Equity Instruments

Common stock purchase warrants issued and currently outstanding are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. These warrants were reported as equity, rather than liabilities, since (i) the warrants may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) we have sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity. As of December 31, 2011, we had 3,254,256 common stock purchase warrants (“warrants”) outstanding that were not related to stock-based compensation, of which 2,975,506 were sold in a public offering, 160,000 were issued in 2010 in conjunction with the Subordinated Term Loan (see Note 14) and 118,750 were sold to a third party. Also outstanding at December 31, 2011 was an option to purchase up to a total of 731,250 units. Each unit consisted of one share of common stock and one common stock purchase warrant. All of these instruments were recorded as equity transactions. During 2012, all of these warrants and options, except for the 160,000 warrants issued in conjunction with the Subordinated Term Loan, expired unexercised.

Public Offering Warrants

On May 1, 2007 we sold 7,312,500 units in our initial public offering for $58.5 million, or $8.00 per unit. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.00 per share.

In 2011, 1,056,500 of these warrants were exercised on a cashless basis in exchange for 6,060 common shares.

All 2,975,506 of these warrants that were still unexercised and outstanding as of December 31, 2011 expired on April 25, 2012.

Warrants Sold to a Third Party

On October 15, 2008, we sold 118,750 common stock purchase warrants and 593,750 shares of common stock for a combined price of $4.8 million. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.00 per share. These warrants expired on April 25, 2012.

Options to Purchase Units

In connection with our initial public offering on April 25, 2007, we sold to the representative of the underwriter an option to purchase up to a total of 731,250 units for $100. Each unit consists of one share of common stock and one common stock purchase warrant. Each warrant entitled the holder to purchase one share of common stock at an exercise price of $5.50 per share. This option was exercisable at $8.80 per unit. This option expired on April 25, 2012.

Share-Based Compensation

On March 3, 2009, our Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “Plan”). The Plan was approved during our Annual Meeting of Stockholders on June 18, 2009. The purpose of the Plan is to benefit stockholders by assisting us in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the Plan provides for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided herein. Under the Plan, we are authorized to issue up to 2.0 million shares of common stock, increased by the Board of Directors to 2.65 million in December 2012, subject to approval by the stockholders at the 2013 Annual Meeting of Stockholders. As of December 31, 2012, 805,582 shares were available for future awards under the Plan. Awards under the Plan can impose various service periods and other terms upon the awardee; however, the maximum term of options or similar instruments granted under the Plan is ten years.

Share-based awards are also issued that are not under the Plan. In September 2012, we awarded options to purchase our common stock to our Chief Operating Officer as part of his employment compensation. These options were not awarded under the Plan. Also in September 2012, we awarded options to purchase our common stock to East Shore Ventures, LLC as part of compensation for Chief Executive Officer services provided by East Shore Ventures, LLC’s owner and employee. These options were also not awarded under the Plan. Because East Shore Ventures, LLC is not considered to be an employee under U.S. GAAP rules for accounting for share-based payments, we must estimate the fair value of these options every reporting period and adjust the related compensation cost accordingly. These two awards are included in the disclosures in this Note 21 in the section titled “Stock Option and Warrant Awards”.

During the years ended December 31, 2012 and 2011, total expense recorded for share-based compensation was $503,000 and $1.2 million, respectively. The following presents how share-based expenses are included in our consolidated statements of comprehensive income (loss) (in thousands):

	Year Ended December 31,
	2012		2011
Cost of revenues	$12		$100
Sales and marketing	(12)		168
General and administrative	387		721
Research and development	116		218
	$503	(1)	$1,207	(2)

(1)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
(2)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

We do not currently possess any treasury shares, therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option and Warrant Awards

We use a Black-Scholes pricing model to value all stock options and warrants awarded as share-based compensation. We estimated the expected term of the options and warrants awarded under share-based compensation arrangements individually based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield, and the estimated volatility of the price of our common stock over the award’s estimated term. Our risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. In September 2012, we began estimating the future volatility of the price of our common stock using historical daily prices of our common stock; before September 2012, since we did not believe our common stock had sufficient trading history to estimate future price volatility, we estimated that volatility using historical data of another public company operating in our industry. The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2012	2011
Expected term (years)	5.0 – 6.5	10
Risk-free interest rate	.73 – 1.43%	2.23 – 3.12%
Estimated dividend yield	None	None
Volatility	26.45 – 128.16%	29.92 – 30.16%
Discount for post-vesting restrictions	None	None

Stock options and warrants awarded as of December 31, 2012 will generally vest in zero to 5 years. Options awarded to executive officers and other management typically are earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options and warrants awarded typically expire 10 years after the grant date.

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2010	1,144	$3.75
Granted (1)	140	4.24
Exercised (2)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	3.44
Granted (3)	1,708	1.60
Exercised (4)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	2.33
Exercisable at December 31, 2012	1,157	$3.35

(1)	The weighted-average grant-date fair value of awards granted was $1.92.
(2)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
(3)	The weighted-average grant-date fair value of awards granted was $1.33.
(4)	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2012:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	1,758		9.09	$1.55	160		$2.00
2.01	4.00	891		7.06	3.38	838		3.35
4.01	6.00	193		7.50	4.65	159		4.67
		2,842	(1)	8.34	$2.33	1,157	(2)	$3.35

(1)	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
(2)	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

As of December 31, 2012, there was $2,968,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 4.33 years.

Stock Awards

We value stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures.

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	324	$3.61
Granted	131	4.00
Vested (1)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	3.88
Granted	29	2.66
Vested (2)	(129)	3.53
Forfeited	(141)	3.98
Outstanding at December 31, 2012	36 (3)	$3.76

(1)	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
(2)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(3)	These stock awards will vest upon fulfilling service conditions only.

As of December 31, 2012, there was $52,000 of unrecognized compensation cost related to nonvested stock awards which is expected to be recognized over a weighted-average period of 0.81 years.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Foreign currency translation loss	$(418)	$(526)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)
	$(515)	$(696)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2010	$(211)
Unrealized loss on interest rate swaps, net of taxes of $(23)	41
Balance, December 31, 2011	(170)
Unrealized gain on cash flow hedges, net of taxes of $(45)	73
Balance, December 31, 2012	$(97)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2010	$(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Balance, December 31, 2011	(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	$(418)